Business Combinations - Summary of Net cash Outflow Arising on Acquisition (Details) - USD ($) $ in Thousands								12 Months Ended
	Dec. 20, 2021	Dec. 06, 2021	Sep. 14, 2021	Feb. 05, 2020	Aug. 02, 2019	Apr. 03, 2019	Jan. 04, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from investing activities
Net cash outflow								$ (27,295)	$ (12,016)	$ (461,691)
Luxclusif
Cash flows from investing activities
Cash and cash equivalent balances acquired		$ 803
Cash consideration		(7,682)
Net cash outflow		$ (6,879)
Allure
Cash flows from investing activities
Cash and cash equivalent balances acquired	$ 1,840
Cash consideration	(15,858)
Net cash outflow	$ (14,018)
JBUX
Cash flows from investing activities
Cash and cash equivalent balances acquired			$ 48
Cash consideration			(4,000)
Net cash outflow			$ (3,952)
Ambush Inc.
Cash flows from investing activities
Cash and cash equivalent balances acquired				$ 126
Cash consideration				(12,142)
Net cash outflow				$ (12,016)
Stadium Goods
Cash flows from investing activities
Cash and cash equivalent balances acquired							$ 1,678
Cash consideration							(150,200)
Net cash outflow							$ (148,522)
Curiosity China
Cash flows from investing activities
Cash and cash equivalent balances acquired						$ 409
Cash consideration						(9,000)
Net cash outflow						$ (8,591)
New Guards
Cash flows from investing activities
Cash and cash equivalent balances acquired					$ 102,835
Cash consideration					(358,910)
Net cash outflow					$ (256,075)